Convertible Notes - Additional Information (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 17, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issuance of Convertible Notes and Terms [Abstract]
Recognized total interest expense for coupon interest		$ 32,666	$ 34,309	$ 36,544
Amortization of debt discount		5,075	6,034	7,536
Repurchase of Convertible Notes [Abstract]
Gain on debt extinguishment		42,621	$ 38,550	$ 199,697
2024 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Outstanding principal amount convert whole or partly in integral multiples		1
2024 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price		97,060
2025 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Outstanding principal amount convert whole or partly in integral multiples		1
2025 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price		135,700
2026 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Outstanding principal amount convert whole or partly in integral multiples		$ 1
2026 Convertible Notes [Member] | Subsequent Event [Member]
Repurchase of Convertible Notes [Abstract]
Repurchase of convertible notes	$ 149,750
Gain on debt extinguishment	$ 10,602